SCHEDULE OF TERM LOAN (Details) - CAD ($)	Sep. 30, 2023	Jun. 28, 2023	Dec. 31, 2022	Aug. 03, 2022
Term Loan
Principal amount of the Term Loan		$ 15,000,000
Fair value of the attached warrants		(1,587,232)
Term Loan at fair value on issuance, Jun 28, 2023		13,412,768
Transaction costs		(695,798)		$ (2,327,125)
Accrued interest	$ 390,411	390,411
Interest paid		(390,411)
Amortization of warrant fair value and transaction costs		199,740
Term loan	$ 12,916,710	$ 12,916,710